Shareholder Report, Holdings (Details)	May 31, 2024
C000092484 | Americas
Holdings [Line Items]
Percent of Total Investments	90.26%
C000092484 | EMEA
Holdings [Line Items]
Percent of Total Investments	9.74%
C000092484 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	34.50%
C000092484 | Technology
Holdings [Line Items]
Percent of Total Investments	16.88%
C000092484 | Energy
Holdings [Line Items]
Percent of Total Investments	16.28%
C000092484 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	10.24%
C000092484 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	10.17%
C000092484 | Financials
Holdings [Line Items]
Percent of Total Investments	6.33%
C000092484 | Materials
Holdings [Line Items]
Percent of Total Investments	3.18%
C000092484 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.22%
C000092484 | Industrials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000127229 | Americas
Holdings [Line Items]
Percent of Total Investments	90.26%
C000127229 | EMEA
Holdings [Line Items]
Percent of Total Investments	9.74%
C000127229 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	34.50%
C000127229 | Technology
Holdings [Line Items]
Percent of Total Investments	16.88%
C000127229 | Energy
Holdings [Line Items]
Percent of Total Investments	16.28%
C000127229 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	10.24%
C000127229 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	10.17%
C000127229 | Financials
Holdings [Line Items]
Percent of Total Investments	6.33%
C000127229 | Materials
Holdings [Line Items]
Percent of Total Investments	3.18%
C000127229 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.22%
C000127229 | Industrials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000120978 | Americas
Holdings [Line Items]
Percent of Total Investments	91.68%
C000120978 | EMEA
Holdings [Line Items]
Percent of Total Investments	8.32%
C000120978 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	16.06%
C000120978 | Technology
Holdings [Line Items]
Percent of Total Investments	27.83%
C000120978 | Energy
Holdings [Line Items]
Percent of Total Investments	6.80%
C000120978 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	19.03%
C000120978 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	18.41%
C000120978 | Financials
Holdings [Line Items]
Percent of Total Investments	2.36%
C000120978 | Materials
Holdings [Line Items]
Percent of Total Investments	1.75%
C000120978 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.85%
C000120978 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.91%
C000115401 | Americas
Holdings [Line Items]
Percent of Total Investments	90.71%
C000115401 | EMEA
Holdings [Line Items]
Percent of Total Investments	9.29%
C000115401 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	30.10%
C000115401 | Technology
Holdings [Line Items]
Percent of Total Investments	18.83%
C000115401 | Energy
Holdings [Line Items]
Percent of Total Investments	12.91%
C000115401 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	4.18%
C000115401 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	11.14%
C000115401 | Financials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000115401 | Materials
Holdings [Line Items]
Percent of Total Investments	4.56%
C000115401 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.19%
C000115401 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.17%
C000115401 | Funds
Holdings [Line Items]
Percent of Total Investments	6.12%
C000017637 | Americas
Holdings [Line Items]
Percent of Total Investments	90.71%
C000017637 | EMEA
Holdings [Line Items]
Percent of Total Investments	9.29%
C000017637 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	30.10%
C000017637 | Technology
Holdings [Line Items]
Percent of Total Investments	18.83%
C000017637 | Energy
Holdings [Line Items]
Percent of Total Investments	12.91%
C000017637 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	4.18%
C000017637 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	11.14%
C000017637 | Financials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000017637 | Materials
Holdings [Line Items]
Percent of Total Investments	4.56%
C000017637 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.19%
C000017637 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.17%
C000017637 | Funds
Holdings [Line Items]
Percent of Total Investments	6.12%
C000120977 | Americas
Holdings [Line Items]
Percent of Total Investments	91.68%
C000120977 | EMEA
Holdings [Line Items]
Percent of Total Investments	8.32%
C000120977 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	16.06%
C000120977 | Technology
Holdings [Line Items]
Percent of Total Investments	27.83%
C000120977 | Energy
Holdings [Line Items]
Percent of Total Investments	6.80%
C000120977 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	19.03%
C000120977 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	18.41%
C000120977 | Financials
Holdings [Line Items]
Percent of Total Investments	2.36%
C000120977 | Materials
Holdings [Line Items]
Percent of Total Investments	1.75%
C000120977 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.85%
C000120977 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.91%
C000092485 | Americas
Holdings [Line Items]
Percent of Total Investments	90.26%
C000092485 | EMEA
Holdings [Line Items]
Percent of Total Investments	9.74%
C000092485 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	34.50%
C000092485 | Technology
Holdings [Line Items]
Percent of Total Investments	16.88%
C000092485 | Energy
Holdings [Line Items]
Percent of Total Investments	16.28%
C000092485 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	10.24%
C000092485 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	10.17%
C000092485 | Financials
Holdings [Line Items]
Percent of Total Investments	6.33%
C000092485 | Materials
Holdings [Line Items]
Percent of Total Investments	3.18%
C000092485 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.22%
C000092485 | Industrials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000127230 | Americas
Holdings [Line Items]
Percent of Total Investments	91.68%
C000127230 | EMEA
Holdings [Line Items]
Percent of Total Investments	8.32%
C000127230 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	16.06%
C000127230 | Technology
Holdings [Line Items]
Percent of Total Investments	27.83%
C000127230 | Energy
Holdings [Line Items]
Percent of Total Investments	6.80%
C000127230 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	19.03%
C000127230 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	18.41%
C000127230 | Financials
Holdings [Line Items]
Percent of Total Investments	2.36%
C000127230 | Materials
Holdings [Line Items]
Percent of Total Investments	1.75%
C000127230 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.85%
C000127230 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.91%
C000017638 | Americas
Holdings [Line Items]
Percent of Total Investments	90.71%
C000017638 | EMEA
Holdings [Line Items]
Percent of Total Investments	9.29%
C000017638 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	30.10%
C000017638 | Technology
Holdings [Line Items]
Percent of Total Investments	18.83%
C000017638 | Energy
Holdings [Line Items]
Percent of Total Investments	12.91%
C000017638 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	4.18%
C000017638 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	11.14%
C000017638 | Financials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000017638 | Materials
Holdings [Line Items]
Percent of Total Investments	4.56%
C000017638 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.19%
C000017638 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.17%
C000017638 | Funds
Holdings [Line Items]
Percent of Total Investments	6.12%
C000127228 | Americas
Holdings [Line Items]
Percent of Total Investments	90.71%
C000127228 | EMEA
Holdings [Line Items]
Percent of Total Investments	9.29%
C000127228 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	30.10%
C000127228 | Technology
Holdings [Line Items]
Percent of Total Investments	18.83%
C000127228 | Energy
Holdings [Line Items]
Percent of Total Investments	12.91%
C000127228 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	4.18%
C000127228 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	11.14%
C000127228 | Financials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000127228 | Materials
Holdings [Line Items]
Percent of Total Investments	4.56%
C000127228 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.19%
C000127228 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.17%
C000127228 | Funds
Holdings [Line Items]
Percent of Total Investments	6.12%